Goodwill and Intangible Assets - Additional Information (Detail) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($) Segment	Dec. 31, 2018 USD ($)
Number of reporting units | Segment			4
Increase in gross amount of intangible assets as result of immaterial acquisition	$ 0.7	$ 0.7
Elgato Acquisition
Increase in gross amount of intangible assets as result of immaterial acquisition				$ 19.3
Origin Acquisition
Increase in gross amount of intangible assets as result of immaterial acquisition			$ 1.0
SCUF Acquisition
Increase in gross amount of intangible assets as result of immaterial acquisition			$ 72.2